Disaggregation of Revenues - Schedule of Net Sales Disaggregated by Significant Products and Services (Details) - USD ($)		3 Months Ended				6 Months Ended				12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2025		Dec. 31, 2024		Jun. 30, 2025		Jun. 30, 2024
Schedule of Net Sales Disaggregated by Significant Products and Services [Line Items]
Total		$ 62,090		$ 151,545		$ 257,950		$ 269,952		$ 628,149		$ 507,920
Membership [Member]
Schedule of Net Sales Disaggregated by Significant Products and Services [Line Items]
Total		15,687	[1]	39,063	[1]	37,807	[1]	77,191	[1]	132,950	[2]	233,472	[2]
Product Sales [Member]
Schedule of Net Sales Disaggregated by Significant Products and Services [Line Items]
Total	[3]									952		6,176
FAST Revenue – related parties [Member]
Schedule of Net Sales Disaggregated by Significant Products and Services [Line Items]
Total		46,381	[4]	62,345	[4]	101,047	[4]	141,484	[4]	221,894	[5]	266,123	[5]
Ad Revenue [Member]
Schedule of Net Sales Disaggregated by Significant Products and Services [Line Items]
Total		22	[6]	50,132	[6]	119,036	[6]	50,132	[6]	271,638	[7]	1,151	[7]
Other Revenue [Member]
Schedule of Net Sales Disaggregated by Significant Products and Services [Line Items]
Total				$ 5		$ 60		$ 1,145		$ 715		$ 998

[1]	Membership sales refer to customers purchasing premium content through our SmartGuide for varying fees and recognized on a gross basis over the service period determined.
[2]	Membership sales refer to customers purchasing premium content through our SmartGuide for varying fees and recognized on a gross basis over the service period determined.
[3]	Product sales refer to the physical transfer of goods shipped to customers to aid in access to our other service lines offered, recognized as a point of sale, upon shipment of goods.
[4]	We provide end-to-end software solutions for development of FAST (Free Ad-Supported TV) channels to customers such as content creation, production, video studio rental, etc. to aid in the creation of content for their channels and a platform fee for distributing the channel. Revenue is recognized at the point in time the services are performed for the development of FAST channels. We charge a monthly platform fee for distributing the FAST channel on our platform. We recognized related party revenue of $46,381 and $101,047 ($89,047 for FAST channel buildouts and $12,000 for channel streaming) for the three and six months ended December 31, 2025.
[5]	The Company provides end-to-end software solutions for development of FAST (Free Ad-Supported TV) channels to customers such as content creation, production, video studio rental, etc. to aid in the creation of content for their channels and a platform fee for distributing the channel. Revenue is recognized at the point in time the services are performed for the development of FAST channels. The Company charges a monthly platform fee for distributing the FAST channel on its platform. The Company recognized related party revenue of $221,894 ($175,394 for FAST channel buildouts and $46,500 for channel streaming) for the year ended June 30, 2025.
[6]	During the period from July 1, 2025, through December 31, 2025, we recognized $119,036 of ad revenue from the buying and selling of advertising space on other content platform providers. Of this amount, $125,000 was recognized as Ad Agency Revenue under the Launch That Experimental Media Plan Agreement, representing revenue from the provision of discovery, development, and test media distribution services for a client campaign. The remaining $5,964 was related to discounts and costs for Arbitrage Ad Revenue from the buying and selling of advertising space via the FreeCast Ad Platform.
[7]	During the period from October 1, 2024, through June 30, 2025, the Company recognized $271,638 of ad revenue from the buying and selling of advertising space on other content platform providers. Of this amount, $125,000 was recognized as Ad Agency Revenue under the Launch That Experimental Media Plan Agreement, representing revenue from the provision of discovery, development, and test media distribution services for a client campaign. The remaining $146,638 was recognized as Arbitrage Ad Revenue from the buying and selling of advertising space via the FreeCast Ad Platform.